Related party transactions (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Amounts receivable, related party transactions	$ 1,245,000	$ 720,000
Falco [Member]
Statement [Line Items]
Amounts receivable, related party transactions	1,166,000	418,000
Interest revenue	748,000	418,000
Financing agreement	10,000,000	10,000,000
Professional services and rental offices [Member]
Statement [Line Items]
Revenue from rendering of services, related party transactions	4,125,000	4,750,000
Amounts payable, related party transactions	395,000	231,000
Related to capitalized exploration and evaluation activities [Member]
Statement [Line Items]
Revenue from rendering of services, related party transactions		1,711,000
Amounts payable, related party transactions	$ 355,000	$ 227,000